Document and Entity Information	Jun. 01, 2021
Cover [Abstract]
Entity Registrant Name	CINEMARK USA INC /TX
Local Phone Number	665-1000
Amendment Flag	false
Entity Central Index Key	0000885975
Document Type	8-K
Document Period End Date	Jun. 01, 2021
Entity Incorporation State Country Code	TX
Entity File Number	033-47040
Entity Tax Identification Number	75-2206284
Entity Address, Address Line One	3900 Dallas Parkway
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75093
City Area Code	972
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false